Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0001817229
Registrant Name	Vor Biopharma Inc.
Registration File Number	333-298767
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES